Basis of Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 18, 2023
Convertible debenture
CONVERTIBLE DEBENTURE
Minimum amount of project financing required for maturity as condition two	$ 200	$ 200